Parent Company Only - Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Non-current assets
Other non-current assets	$ 154,573	$ 128,190
Total non-current assets	7,008,050	6,904,146
Current assets
Cash and cash equivalents	2,765,555	2,489,672	$ 1,673,594	$ 1,513,713
Total current assets	3,695,633	3,216,539
Total assets	10,703,683	10,120,685
Equity and liabilities [abstract]
Total shareholders' equity	(267,474)	(218,977)	$ (5,759,164)	$ (5,269,483)
Non-current liabilities
Other non-current liabilities	44,415	45,344
Total non-current liabilities	5,084,850	5,119,097
Current liabilities
Accounts payables	266,966	236,382
Accrued expenses and other current liabilities	359,407	424,129
Total current liabilities	5,886,307	5,220,565
Total shareholders' equity and liabilities	$ 10,703,683	$ 10,120,685